Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	5.73
Maximum Aggregate Offering Price	$ 573,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.13
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrant's common stock as reported on The Nasdaq Capital Market on November 6, 2025. Represents 100,000 shares of the registrant's common stock issuable upon the vesting of restricted stock units granted to David Knox as an inducement to employment with the Company pursuant to Nasdaq Listing Rule 5635(c)(4).